Related-Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2017	Sep. 30, 2017
Schedule Of Related Party Transaction Details [Line Items]
Outstanding loan paid		$ 5,506
Mr Zhu Zhengdong
Schedule Of Related Party Transaction Details [Line Items]
Loan from related parties		$ 7,340
Mr Zhu Zhengdong | Subsequent Event
Schedule Of Related Party Transaction Details [Line Items]
Outstanding loan paid	$ 1,648